Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Mortgage payable, unamortized Premium	$ 1,934,000	$ 313,583	$ 452,283
Preferred Stock, units eligible towards redemption (in shares)	24,319,066	24,319,066	0
Noncontrolling interest, units eligible towards redemption (in shares)	531,000	531,000	531,000
Preferred Stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	200,000,000	200,000,000	200,000,000
Preferred Stock, shares outstanding	0	0	0
Common Stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	700,000,000	700,000,000	700,000,000
Common Stock, shares outstanding	128,551,153	49,893,502	13,376,868